Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash	$ 4,693,585	$ 5,300,368
Federal funds sold	0	65,936
Total cash and cash equivalents	4,693,585	5,366,304
Securities, available for sale (Note 2)	4,594,761	3,200,002
Federal home loan bank stock	169,900	160,200
Loans held for sale	2,484,829	322,500
Loans (Note 3)
Total portfolio loans	106,297,926	100,378,678
Less: allowance for loan losses	(1,574,350)	(1,448,096)
Net portfolio loans	104,723,576	98,930,582
Premises & equipment (Note 5)	1,395,187	1,359,510
Bank-owned Life Insurance	2,100,000	0
Interest receivable and other assets	4,235,623	995,438
Total assets	124,397,461	110,334,536
Deposits (Note 6)
Non-interest bearing	19,662,283	14,190,295
Interest bearing	88,015,546	83,060,199
Total deposits	107,677,829	97,250,494
Secured borrowings	0	1,469,095
Interest payable and other liabilities	755,090	629,422
Total liabilities	108,432,919	99,349,011
Shareholders' equity
Common stock, no par value Authorized - 4,500,000 shares Issued and outstanding - 1,812,662 and 1,800,000 shares, respectively	17,066,618	17,034,330
Additional paid in capital	493,154	493,154
Accumulated deficit	(6,311,398)	(10,061,474)
Accumulated other comprehensive income	95,168	112,908
Total shareholders' equity	15,964,542	10,985,525
Total liabilities and shareholders' equity	124,397,461	110,334,536
Series A Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	0	1,635,000
Discount on senior preferred stock series A	0	(61,027)
Series B Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	0	82,000
Premium on preferred stock series B	0	6,634
Series C Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	0	1,744,000
Series D Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	$ 4,621,000	$ 0